                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                           St. Louis, Missouri 63128

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                       (American Vision Series VUL 2002)

                   VARIABLE LIFE INSURANCE POLICY (Destiny)

                      Supplement dated December 30, 2004
                     to the Prospectuses dated May 1, 2004

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                  (Variable Universal Life/Executive Benefit)

                   FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR
                        VARIABLE LIFE INSURANCE POLICY

                      Supplement dated December 30, 2004
                     to the Prospectuses dated May 1, 2002

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       (VUL 95/VUL 100/VGSP/Russell VUL)

                      Supplement dated December 30, 2004
                     to the Prospectuses dated May 1, 2000

This supplement updates certain information contained in the prospectuses for each of the above-referenced variable life insurance policies, as annually and periodically supplemented. You should read and retain this supplement.

   The Administrative Office address for certain Policy transactions has been changed as follows:

       Surrenders, Loans, Withdrawals and       General American
       Division Transfers                       P.O. Box 543
                                                Warwick, RI 02887-0543

       Death Claims                             General American
                                                P.O. Box 353
                                                Warwick, RI 02887-0353

   On December 1, 2004, the principal underwriter of the policies, General American Distributors, Inc. ("GAD"), was acquired by and became a wholly-owned subsidiary of its affiliate MetLife Investors Group, Inc. Immediately thereafter, GAD's affiliate, MetLife Investors Distribution Company, was merged with and into GAD and GAD changed its name to "MetLife Investors Distribution Company." As a result of the merger, GAD's executive offices have changed to 22 Corporate Plaza, Newport Beach, CA 91108, and its telephone number has changed to (800) 989-3752. It is not anticipated that the merger will have an impact on the distribution of the policies or the level of compensation paid in connection with such distribution. References in the prospectus and the statement of additional information to the principal underwriter of the policies shall be deemed to refer to MetLife Investors Distribution Company.